Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2014 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2014	Costs Incurred During 2015	Remaining Costs at December 31, 2015
Otis	$121	$(98)	$(16)	$7
UTC Climate, Controls & Security	123	(86)	(31)	6
Pratt & Whitney	117	(64)	(24)	29
UTC Aerospace Systems	80	(72)	(2)	6
Eliminations and other	5	(5)	—	—
Total	$446	$(325)	$(73)	$48
We recorded charges in the segments as follows:

(dollars in millions)
Otis	$51
UTC Climate, Controls & Security	108
Pratt & Whitney	105
UTC Aerospace Systems	111
Eliminations and other	21
Restructuring costs recorded within continuing operations	396
Restructuring costs recorded within discontinued operations	139
Total	$535
The following table summarizes expected, incurred and remaining costs for the 2015 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2015	Remaining Costs at December 31, 2015
Otis	$51	$(35)	$16
UTC Climate, Controls & Security	207	(83)	124
Pratt & Whitney	83	(82)	1
UTC Aerospace Systems	181	(105)	76
Eliminations and other	21	(21)	—
Total	$543	$(326)	$217
Restructuring charges incurred in 2015 primarily relate to actions initiated during 2015 and 2014, and were recorded as follows:

(dollars in millions)
Cost of sales	$185
Selling, general and administrative	211
Restructuring costs recorded within continuing operations	396
Restructuring costs recorded within discontinued operations	139
Total	$535

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2014 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2015	$156	$9	$165
Net pre-tax restructuring costs	52	21	73
Utilization and foreign exchange	(116)	(28)	(144)
Balance at December 31, 2015	$92	$2	$94
The following table summarizes the accrual balances and utilization by cost type for the 2015 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$289	$37	$326
Utilization and foreign exchange	(106)	(14)	(120)
Balance at December 31, 2015	$183	$23	$206